Leases (Lease Arrangements) (Narrative) (Details)	9 Months Ended
Sep. 27, 2019
Lessee, Lease, Description [Line Items]
Duration of option to terminate lease (in days)	30 days
Maximum
Lessee, Lease, Description [Line Items]
Lease renewal term (in years)	20 years